Digital Assets (Details) - Schedule of Digital Assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Digital Assets Abstract
BTC	$ 74	$ 91
Total	$ 74	$ 91